Financial liabilities at amortized cost – deposits (Tables)	12 Months Ended
Dec. 31, 2022
Financial Liabilities At Amortized Cost Deposits
Schedule of deposits

	2022	2021

Deposits by customers (i)
Bank receipt of deposits (RDB)	14,273,959	7,728,108
Deposits in electronic money	1,534,582	1,887,945
Bank receipt of deposits (RDB-V)	-	31,557
Time deposit (ii)	-	19,181
Other deposits	-	509
Total	15,808,541	9,667,300

Breakdown by maturity

	2022
	Up to 12 months	Over 12 months	Total
Deposits by customers
Deposits in electronic money	1,534,582	-	1,534,582
Bank receipt of deposits (RDB)	14,160,805	113,154	14,273,959
Total	15,695,387	113,154	15,808,541

	2021
	Up to 12 months	Over 12 months	Total
Deposits by customers
Deposits in electronic money	1,887,945	-	1,887,945
Bank receipt of deposits (RDB)	7,663,355	64,753	7,728,108
Bank receipt of deposits (RDB-V)	31,557	-	31,557
Time deposit	19,181	-	19,181
Other deposits	509	-	509
Total	9,602,547	64,753	9,667,300